BALANCE SHEETS - USD ($)	Jun. 30, 2024	Mar. 31, 2024	Dec. 31, 2023	Jul. 09, 2023	Jun. 30, 2023	Mar. 31, 2023	Mar. 10, 2023	Jan. 10, 2023	Dec. 31, 2022	Dec. 31, 2021
CURRENT ASSETS
Cash					$ 258,551				$ 809,481	$ 3,913
Restricted Cash	$ 14,876		$ 8,651						0
Prepaid expenses and other assets	40,500		9,338						268,208
Total current assets	148,969		117,950						1,077,689
Prepaid expenses - non current									17,868
Investments held in Trust Account	2,600,504		3,293,966	$ 4,893,008					117,191,410
TOTAL ASSETS	2,749,473		3,411,916						118,286,967
CURRENT LIABILITIES
Accounts payable and accrued expenses	1,595,566		1,099,166						829,440
Due to Trust Account	93,593		99,961
Loan payable	569,169		204,222
Derivative liability-Forward Purchase Agreement	0		665,116				$ 430,021	$ 430,021
Excise tax payable	1,149,502		1,143,296
Income tax payable	12,500		72,824						250,739
Franchise tax payable	18,000		21,247						163,200
Total liabilities	3,438,330		3,305,832						1,243,379
COMMITMENTS AND CONTINGENCIES (Note 6)
STOCKHOLDERS' DEFICIT
Preferred stock, $0.0001 par value; 1,000,000 shares authorized; none issued and outstanding
Common stock; $0.0001 par value; 50,000,000 shares authorized; 3,251,000 shares issued and outstanding (excluding 274,267 and 305,410 shares subject to possible redemption) as of March 31, 2024 and December 31, 2023, respectively	324		324						324
Additional paid-in capital	119,479								1,605,560
Accumulated deficit	(3,487,133)		(3,202,604)						(1,862,271)
Total stockholders' deficit	(3,367,330)	$ (2,780,174)	(3,202,280)		$ (2,551,116)	$ (2,123,046)			(256,387)	$ 13,629
TOTAL LIABILITIES, REDEEMABLE COMMON STOCK AND STOCKHOLDERS' DEFICIT	2,749,473		3,411,916						118,286,967
Sponsor
CURRENT ASSETS
Due from Sponsor	93,593		99,961
Common stock subject to possible redemption
CURRENT LIABILITIES
Common stock subject to possible redemption, $0.0001 par value, 246,472 and 305,410 shares at redemption value of approximately $10.87 and $10.83 per share as of June 30, 2024 and December 31, 2023, respectively	$ 2,678,473	$ 2,963,989	$ 3,308,364						$ 117,299,975